Exhibit 99.1

World Omni Auto Receivables Trust 2014-A
Monthly Servicer Certificate
April 30, 2017

Dates Covered
Collections Period	04/01/17 - 04/30/17
Interest Accrual Period	04/17/17 - 05/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/17	175,184,016.02	15,480
Yield Supplement Overcollateralization Amount 03/31/17	2,002,216.47	0
Receivables Balance 03/31/17	177,186,232.49	15,480
Principal Payments	8,568,820.85	283
Defaulted Receivables	170,165.93	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/17	1,840,032.58	0
Pool Balance at 04/30/17	166,607,213.13	15,187

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	18.96%

Prepayment ABS Speed	1.07%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.64%
Weighted Average APR, Yield Adjusted	4.63%
Weighted Average Remaining Term	30.43

Delinquent Receivables:
Past Due 31-60 days	3,300,187.44	229
Past Due 61-90 days	823,491.86	54
Past Due 91-120 days	144,420.05	10
Past Due 121+ days	0.00	0
Total	4,268,099.35	293

Total 31+ Delinquent as % Ending Pool Balance	2.56%

Recoveries	171,484.23

Aggregate Net Losses/(Gains) - April 2017	-1,318.30

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.01%
Prior Net Losses Ratio	0.21%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	0.80%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.35%

Flow of Funds	$ Amount

Collections	9,237,385.12
Advances	2,209.55
Investment Earnings on Cash Accounts	9,607.68
Servicing Fee	(147,655.19)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,101,547.16

Distributions of Available Funds
(1) Class A Interest	166,788.68
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,576,802.89
(7) Distribution to Certificateholders	331,240.59
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,101,547.16

Servicing Fee	147,655.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 04/17/17	166,497,038.40
Principal Paid	8,576,802.89
Note Balance @ 05/15/17	157,920,235.51

Class A-1
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-3
Note Balance @ 04/17/17	46,347,038.40
Principal Paid	8,576,802.89
Note Balance @ 05/15/17	37,770,235.51
Note Factor @ 05/15/17	14.6965897%

Class A-4
Note Balance @ 04/17/17	102,340,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	102,340,000.00
Note Factor @ 05/15/17	100.0000000%

Class B
Note Balance @ 04/17/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	17,810,000.00
Note Factor @ 05/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	193,503.68
Total Principal Paid	8,576,802.89
Total Paid	8,770,306.57

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	36,305.18
Principal Paid	8,576,802.89
Total Paid to A-3 Holders	8,613,108.07

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2278793
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1004568
Total Distribution Amount	10.3283361

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1412653
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.3727739
Total A-3 Distribution Amount	33.5140392

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/17	31,031.45
Balance as of 04/30/17	33,241.00
Change	2,209.55

Reserve Account
Balance as of 04/17/17	2,171,744.40
Investment Earnings	1,607.06
Investment Earnings Paid	(1,607.06)
Deposit/(Withdrawal)	-
Balance as of 05/15/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40